NET LOSS PER SHARE (Tables)	12 Months Ended
Feb. 28, 2017
NET LOSS PER SHARE
Schedule of Calculation Basic and Diluted Earnings per Share

        The following table illustrates the net loss per share during the year ended February 28, 2017 and February 29, 2016 excluding the effect of outstanding options and warrants:

	Twelve months ended
	February 28, 2017	February 29, 2016
Net loss attributable to shareholders	(15,888)	(42,304)
Weighted average number of shares outstanding	4,879,738	3,019,259

Basic net loss / dilutive net loss per share	$(3.26)	$(14.01)